Employee Benefit Plans (Changes in Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ (1)	$ 0	$ (20)
Component of periodic benefit cost
Benefit obligation — beginning of year	5,465	4,795
Service cost (excluding expenses)	92	102	102
Interest cost	250	259	252
Plan participants’ contributions	0	0
Actuarial loss (gain)	28	43
Settlements	(3)	0
Curtailment gain due to plan freeze	(42)	0
Change in assumptions	545	497
Benefits paid	(256)	(230)
Retiree drug subsidy	0	0
Foreign exchange adjustment	1	(1)
Benefit obligation — end of year	6,080	5,465	4,795
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Component of periodic benefit cost
Benefit obligation — beginning of year	424	408
Service cost (excluding expenses)	2	5	7
Interest cost	14	20	22
Plan participants’ contributions	20	18
Actuarial loss (gain)	1	(15)
Settlements	0	0
Curtailment gain due to plan freeze	(116)	0
Change in assumptions	19	37
Benefits paid	(54)	(52)
Retiree drug subsidy	3	3
Foreign exchange adjustment	0	0
Benefit obligation — end of year	$ 313	$ 424	$ 408